SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Revenue and Operating Income from Segments to Consolidated

Following are the operating results for the years ended December 31:

	2011		2010		2009
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$7,627.4	$564.9	$7,419.7	$601.0	$7,414.8	$579.2
Direct	5,803.7	354.4	5,407.2	291.1	4,951.1	357.9

Total Personal Lines[1]	13,431.1	919.3	12,826.9	892.1	12,365.9	937.1
Commercial Auto	1,467.1	133.5	1,474.2	185.0	1,623.3	229.8
Other indemnity	4.6	(5.5)	13.7	6.4	23.6	8.7

Total underwriting operations	14,902.8	1,047.3	14,314.8	1,083.5	14,012.8	1,175.6

Service businesses	22.8	3.4	25.9	4.5	16.7	(2.7)
Investments[2]	582.6	569.1	616.2	604.3	534.1	523.0
Net gains (losses) on extinguishment of debt	(.1)	(.1)	6.4	6.4	0	0
Interest expense	NA	(132.7)	NA	(133.5)	NA	(139.0)

Consolidated total	$15,508.1	$1,487.0	$14,963.3	$1,565.2	$14,563.6	$1,556.9

[1]

Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in 2011, and 90% in both 2010 and 2009; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.

[2]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

NA	= Not Applicable

Underwriting Margins and Combined Ratios for our Underwriting Operations

Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2011		2010		2009
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	7.4%	92.6	8.1%	91.9	7.8%	92.2
Direct	6.1	93.9	5.4	94.6	7.2	92.8
Total Personal Lines	6.8	93.2	7.0	93.0	7.6	92.4
Commercial Auto	9.1	90.9	12.5	87.5	14.2	85.8
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	7.0	93.0	7.6	92.4	8.4	91.6

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.